Other operating (income) / expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other operating (income) / expenses
16.	Other operating (income) / expenses, net

Other operating income in 2016 includes: (a) settlement of insurance claims of $1,780,057, in relation to the Box China and Box Kingfish, (b) special solidarity contribution to the Greek economy of $235,952 and (c) other operating income of $172,499 due to partial reversal of the provision recognized in 2014 for damages made in relation to Box Hong Kong, discussed below. Other operating expenses in 2015 relate to special solidarity contribution to the Greek economy. Other operating expenses in 2014 include: (a) in October 2014, the Box Hong Kong while carrying out cargo operations at Sydney Container Terminal ("Terminal") collided with another vessel. The collision caused several damages to the Box Hong Kong and the Terminal, for which a provision of $315,498 was made, (b) special solidarity contribution to the Greek economy of $195,499.